Expense Example	Apr. 30, 2026 USD ($)
Global Atlantic BlackRock Allocation Portfolio | Global Atlantic BlackRock Allocation Portfolio Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Global Atlantic BlackRock Allocation Portfolio | Global Atlantic BlackRock Allocation Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Global Atlantic BlackRock Allocation Portfolio | Global Atlantic BlackRock Allocation Portfolio Class III Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Global Atlantic BlackRock Disciplined Core Portfolio | Global Atlantic BlackRock Disciplined Core Portfolio Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	54
Expense Example, with Redemption, 3 Years	170
Expense Example, with Redemption, 5 Years	296
Expense Example, with Redemption, 10 Years	665
Global Atlantic BlackRock Disciplined Core Portfolio | Global Atlantic BlackRock Disciplined Core Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	249
Expense Example, with Redemption, 5 Years	433
Expense Example, with Redemption, 10 Years	966
Global Atlantic BlackRock Disciplined Core Portfolio | Global Atlantic BlackRock Disciplined Core Portfolio Class III Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	69
Expense Example, with Redemption, 3 Years	218
Expense Example, with Redemption, 5 Years	379
Expense Example, with Redemption, 10 Years	847
Global Atlantic BlackRock Disciplined Growth Portfolio | Global Atlantic BlackRock Disciplined Growth Portfolio Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Global Atlantic BlackRock Disciplined Growth Portfolio | Global Atlantic BlackRock Disciplined Growth Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Global Atlantic BlackRock Disciplined Growth Portfolio | Global Atlantic BlackRock Disciplined Growth Portfolio Class III Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	835
Global Atlantic BlackRock Disciplined International Core Portfolio | Global Atlantic BlackRock Disciplined International Core Portfolio Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	287
Expense Example, with Redemption, 5 Years	506
Expense Example, with Redemption, 10 Years	1,135
Global Atlantic BlackRock Disciplined International Core Portfolio | Global Atlantic BlackRock Disciplined International Core Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	111
Expense Example, with Redemption, 3 Years	366
Expense Example, with Redemption, 5 Years	640
Expense Example, with Redemption, 10 Years	1,424
Global Atlantic BlackRock Disciplined International Core Portfolio | Global Atlantic BlackRock Disciplined International Core Portfolio Class III Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	335
Expense Example, with Redemption, 5 Years	587
Expense Example, with Redemption, 10 Years	1,309
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	221
Expense Example, with Redemption, 5 Years	384
Expense Example, with Redemption, 10 Years	859
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	96
Expense Example, with Redemption, 3 Years	300
Expense Example, with Redemption, 5 Years	520
Expense Example, with Redemption, 10 Years	1,155
Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio | Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio Class III Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	268
Expense Example, with Redemption, 5 Years	466
Expense Example, with Redemption, 10 Years	1,037
Global Atlantic BlackRock Disciplined Value Portfolio | Global Atlantic BlackRock Disciplined Value Portfolio Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	335
Expense Example, with Redemption, 10 Years	750
Global Atlantic BlackRock Disciplined Value Portfolio | Global Atlantic BlackRock Disciplined Value Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	87
Expense Example, with Redemption, 3 Years	271
Expense Example, with Redemption, 5 Years	471
Expense Example, with Redemption, 10 Years	1,049
Global Atlantic BlackRock Disciplined Value Portfolio | Global Atlantic BlackRock Disciplined Value Portfolio Class III Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	77
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	417
Expense Example, with Redemption, 10 Years	930
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	67
Expense Example, with Redemption, 3 Years	211
Expense Example, with Redemption, 5 Years	368
Expense Example, with Redemption, 10 Years	822
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	290
Expense Example, with Redemption, 5 Years	504
Expense Example, with Redemption, 10 Years	1,120
Global Atlantic BlackRock High Yield Portfolio | Global Atlantic BlackRock High Yield Portfolio Class III Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	83
Expense Example, with Redemption, 3 Years	259
Expense Example, with Redemption, 5 Years	450
Expense Example, with Redemption, 10 Years	1,002
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class I Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	167
Expense Example, with Redemption, 5 Years	291
Expense Example, with Redemption, 10 Years	653
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class II Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	79
Expense Example, with Redemption, 3 Years	246
Expense Example, with Redemption, 5 Years	428
Expense Example, with Redemption, 10 Years	954
Global Atlantic Goldman Sachs Core Fixed Income Portfolio | Global Atlantic Goldman Sachs Core Fixed Income Portfolio Class III Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	68
Expense Example, with Redemption, 3 Years	214
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	$ 835